Goldman Sachs Short Duration High Yield Fund Annual Fund Operating Expenses - Class A C Inst Inv R R6 Shares [Member] - Goldman Sachs Short Duration High Yield Fund	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 29, 2026
Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component3 Other Expenses	1.38%
Other Expenses (as a percentage of Assets):	1.38%	[2]
Expenses (as a percentage of Assets)	2.18%
Fee Waiver or Reimbursement	(1.23%)	[3]
Net Expenses (as a percentage of Assets)	0.95%
Class C Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.75%
Component1 Other Expenses	0.25%
Component3 Other Expenses	1.38%
Other Expenses (as a percentage of Assets):	1.63%	[2]
Expenses (as a percentage of Assets)	2.93%
Fee Waiver or Reimbursement	(1.23%)	[3]
Net Expenses (as a percentage of Assets)	1.70%
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	1.30%
Other Expenses (as a percentage of Assets):	1.30%	[2]
Expenses (as a percentage of Assets)	1.85%
Fee Waiver or Reimbursement	(1.23%)	[3]
Net Expenses (as a percentage of Assets)	0.62%
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	1.38%
Other Expenses (as a percentage of Assets):	1.38%	[2]
Expenses (as a percentage of Assets)	1.93%
Fee Waiver or Reimbursement	(1.23%)	[3]
Net Expenses (as a percentage of Assets)	0.70%
Class R6 Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component3 Other Expenses	1.29%
Other Expenses (as a percentage of Assets):	1.29%	[2]
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(1.23%)	[3]
Net Expenses (as a percentage of Assets)	0.61%

[1]	The Fund's "Management Fees" have been restated to reflect current fees.
[2]	The “Other Expenses” for Class C and Investor Shares have been restated to reflect expenses expected to be incurred during the current fiscal year.
[3]	The Investment Adviser has agreed to (i) waive a portion of its management fee payable by the Fund in an amount equal to any management fee it earns as an investment adviser to the affiliated funds in which the Fund invests; and (ii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.034% of the Fund’s average daily net assets. These arrangements will remain in effect through at least July 29, 2026, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.